Federated Government Obligations Tax-Managed Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOTXX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Effective on July 20, 2015, the Fund will offer Automated Shares by a separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Automated Shares.
July 20, 2015
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452726 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
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